Goodwill and Other Intangibles (Details 1) (USD $) In Millions, unless otherwise specified			12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Engineering Drawings [Member]	Dec. 31, 2011 Engineering Drawings [Member]	Dec. 31, 2012 Engineering Drawings [Member] Weighted Average [Member]	Dec. 31, 2012 Dealer Networks [Member]	Dec. 31, 2011 Dealer Networks [Member]	Dec. 31, 2012 Dealer Networks [Member] Weighted Average [Member]	Dec. 31, 2012 Software [Member]	Dec. 31, 2011 Software [Member]	Dec. 31, 2012 Software [Member] Weighted Average [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Other [Member] Maximum [Member]	Dec. 31, 2012 Other [Member] Minimum [Member]	Dec. 31, 2012 Trademarks [Member]	Dec. 31, 2011 Trademarks [Member]
Other intangible assets and related accumulated amortization
Weighted Average Life			30 years	5 years			20 years			25 years			5 years			30 years	10 years
Gross	$ 1,167	$ 1,120			$ 377	$ 376		$ 226	$ 230		$ 478	$ 436		$ 86	$ 78
Accumulated Amortization	786	721			262	245		113	104		369	333		42	39
Net	381	399			115	131		113	126		109	103		44	39
Gross																		272	272
Gross Other Intangible Assets	1,439	1,392
Total other intangible assets	$ 653	$ 671